LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity And Capital Resources [Line Items]
Borrowings	$ 1,003.1	$ 1,226.3	$ 1,059.6
Total
Liquidity And Capital Resources [Line Items]
Borrowings	848.1	778.1	545.3
Senior Unsecured Bonds
Liquidity And Capital Resources [Line Items]
Borrowings	200.0	200.0	0.0
Syndicated Facilities 2023
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	160.0	224.0
Syndicated Facilities 2025
Liquidity And Capital Resources [Line Items]
Borrowings	248.1	0.0	0.0
Danish Ship Finance Facility 2020
Liquidity And Capital Resources [Line Items]
Borrowings	211.0	245.6	192.6
ING
Liquidity And Capital Resources [Line Items]
Borrowings	44.8	51.4	57.9
HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	0.0	31.2
HCOB Facility 2024
Liquidity And Capital Resources [Line Items]
Borrowings	43.8	87.5	0.0
KfW Facility 2019
Liquidity And Capital Resources [Line Items]
Borrowings	28.8	31.8	34.8
Credit Agricole Facility 2025
Liquidity And Capital Resources [Line Items]
Borrowings	68.6	0.0	0.0
Other credit facilities
Liquidity And Capital Resources [Line Items]
Borrowings	$ 3.0	$ 1.8	$ 4.8